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                                                               Rule 497(e)
                                                               File No. 33-80958


                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT V

                       SUPPLEMENT DATED JANUARY 1, 1996
                                       TO
                       PROSPECTUS DATED DECEMBER 1, 1995


The following supplements information regarding the investment options currently available under The Advisor's Edge variable annuity available through Providian Life and Health Insurance Company Separate Account V:


     Effective January 1, 1996, Contract Owners will no longer be permitted to allocate Purchase Payments to, or effect transfers into, the SEI International Growth, SEI Growth, SEI Aggressive Growth, SEI Income Equity, or the SEI Intermediate Fixed Income Portfolios of the Insurance Investment Products Trust. Contract Owners may continue, subject to the limitations set forth in the Prospectus, to allocate Purchase Payments among the remaining 15 Portfolios available under The Advisor's Edge.